Short-term Borrowings and Long-term Debt Schedule of Lines of Credit (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Line of Credit Facility [Line Items]
Available	$ 15,000	$ 15,400
Five-year credit facility(1)
Line of Credit Facility [Line Items]
Available	6,000	6,000
Drawn	0	0
Undrawn	6,000	6,000
364-day revolving credit facility(2)
Line of Credit Facility [Line Items]
Available	9,000	9,400
Drawn	0	0
Undrawn	9,000	9,400
Drawn amount
Line of Credit Facility [Line Items]
Drawn	0	0
Unused lines of Credit [Member]
Line of Credit Facility [Line Items]
Undrawn	$ 15,000	$ 15,400